Stock options (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of stock options
Outstanding	2,473,100	2,134,804	2,757,204
Granted	1,900,000	1,054,800	248,900
Forfeited	(390,268)	(398,300)	(431,300)
Expired unexercised	(877,232)	(288,204)	(340,000)
Cancelled	(140,000)		(2,113,204)
Granted on re-pricing in 2010			2,113,204
Exercised	(75,000)	(30,000)	(100,000)
Outstanding	2,890,600	2,473,100	2,134,804
Options exercisable as at end of the year	970,600	1,538,100	1,737,637
Weighted average exercise price
Outstanding at beginning of the year	1.02	0.62	1.76
Granted	0.89	1.58	0.62
Forfeited	1.72	0.65	1.48
Expired unexercised	1.05	0.63	0.66
Cancelled	0.63		1.94
Granted on re-pricing in 2010			0.63
Exercised	0.63	0.63	0.55
Options outstanding as at end of the year	0.86	1.02	0.62
Options exercisable as at end of the year	0.86	0.68	0.61